SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost		$ 72,259	$ 66,213
Accumulated amortization		(63,215)	(40,383)
Opening net book value		9,044	25,830
Additions		938	7,961
Disposals		(68)
Reclassification
Impairment loss recognised in profit or loss, property, plant and equipment	[1]		(16,155)
Depletion and amortization		(6,470)	(7,528)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	120	(1,064)
Closing net book value		3,564	9,044
Cost		73,100	72,259
Accumulated amortization and impairment		(69,536)	(63,215)
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost		41,962	36,400
Accumulated amortization		(36,589)	(21,930)
Opening net book value		5,373	14,470
Additions		874	4,441
Disposals
Reclassification			2,131
Impairment loss recognised in profit or loss, property, plant and equipment	[1]		(10,471)
Depletion and amortization		(4,990)	(4,532)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	93	(666)
Closing net book value		1,350	5,373
Cost		42,856	41,962
Accumulated amortization and impairment		(41,506)	(36,589)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		21,995	21,272
Accumulated amortization		(19,305)	(12,552)
Opening net book value		2,690	8,720
Additions		7	516
Disposals		(68)
Reclassification		(630)	875
Impairment loss recognised in profit or loss, property, plant and equipment	[1]		(4,715)
Depletion and amortization		(157)	(2,373)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	24	(333)
Closing net book value		1,866	2,690
Cost		20,426	21,995
Accumulated amortization and impairment		(18,560)	(19,305)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		6,367	6,075
Accumulated amortization		(5,942)	(5,079)
Opening net book value		425	996
Additions		57	263
Disposals
Reclassification		744	196
Impairment loss recognised in profit or loss, property, plant and equipment	[1]		(738)
Depletion and amortization		(1,168)	(275)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	18	(17)
Closing net book value		76	425
Cost		8,755	6,367
Accumulated amortization and impairment		(8,679)	(5,942)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost			522
Accumulated amortization
Opening net book value			522
Additions			2,711
Disposals
Reclassification			(3,202)
Impairment loss recognised in profit or loss, property, plant and equipment	[1]
Depletion and amortization
Increase (decrease) through net exchange differences, property, plant and equipment	[2]		(31)
Closing net book value
Cost
Accumulated amortization and impairment
Corporate and Right of Use Assets [Member]
IfrsStatementLineItems [Line Items]
Cost		1,935	1,944
Accumulated amortization		(1,379)	(822)
Opening net book value		556	1,122
Additions			30
Disposals
Reclassification		(114)
Impairment loss recognised in profit or loss, property, plant and equipment	[1]		(231)
Depletion and amortization		(155)	(348)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	(15)	(17)
Closing net book value		272	556
Cost		1,063	1,935
Accumulated amortization and impairment		$ (791)	$ (1,379)

[1]	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Based on the recent drilling results and consideration of current and expected economic factors, the Company wound down operations at Platosa in early Q4 2022.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.